SCHEDULE OF INCOME TAX RECONCILIATIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (1,153,563)	$ (2,451,344)
Income tax expense computed at PRC statutory income tax rate of 25%	$ (288,391)	$ (612,835)
Income tax expense computed at PRC statutory income tax rate, percent	25.00%	25.00%
Foreign tax effects	$ 62,991	$ 690,514
Foreign tax effects, percent	(5.50%)	(28.20%)
Nontaxable or nondeductible items	$ 1,142	$ 238,417
Nontaxable or nondeductible items, percent	(0.10%)	(9.70%)
Tax incentives relating to R&D expenditures		$ (188,480)
Tax incentives relating to R&D expenditures, percent	0.00%	(7.70%)
Tax incentives relating to R&D expenditures, percent	(0.00%)	7.70%
Effect of preferential tax of PRC subsidiary	$ 107,236	$ 37,849
Effect of preferential tax of PRC subsidiary, percent	(9.30%)	(1.50%)
Effect of deferred income tax arising from operating lease	$ (30,752)
Effect of deferred income tax arising from operating lease, percent	2.70%	0.00%
Changes in valuation allowance	$ 72,656	$ 5,360
Changes in valuation allowance, percent	(6.30%)	(0.20%)
Total	$ (75,118)	$ 170,825
Income tax expense, percent	6.50%	(6.90%)